SHAREHOLDERS' EQUITY (Details Textual) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	May. 31, 2013	Dec. 31, 2015	Dec. 31, 2013	Mar. 02, 2016	Mar. 31, 2015	Feb. 28, 2010
Class of Stock [Line Items]
Stock Issued During Period, Value, New Issues		$ 27,903	$ 21,920
Stock Issued During Period Value New Issues One		$ 38,556	$ 35,334
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized						2,118,531
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant		5,121
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		4 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value		$ 4,024
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value		2,388
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized		1,940
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value		$ 746
Subsequent Event [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant				3,078,102
Chief Executive Officer [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized					400,000
Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues		7,475,000	3,125,000
Stock Issued During Period, Value, New Issues		$ 19	$ 28
Stock Issued During Period Shares New Issues One		6,379,198	2,300,000
Stock Issued During Period Value New Issues One		$ 16	$ 6
IPO [Member]
Class of Stock [Line Items]
Debt Conversion, Converted Instrument, Shares Issued	123,553
Number of Warrants Exercised	120,255
Common Shares Issued, Warrants Exercised	85,192